Note 2. Summary of Significant Accounting Policies: Accounts Receivable (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Details
Allowance for Doubtful Accounts Receivable, Current	$ 25,177	$ 2,111